Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Loss per Share [Abstract]
Net loss	$ (19,629)	$ (15,543)
Weighted average common shares outstanding - basic and diluted (in shares)	9,588,854	305,224
Net loss per common share - basic and diluted (in dollars per share)	$ (2.05)	$ (50.92)